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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—103.1%
ADVERTISING—0.5%
CBS Outdoor Americas, Inc.	154,993	$5,159,717
Choicestream, Inc.*(L3),(a)	178,292	106,975
Lamar Advertising Co., Cl. A	295,600	14,824,340
		20,091,032
AEROSPACE & DEFENSE—3.8%
B/E Aerospace, Inc.*	97,700	8,318,178
Honeywell International, Inc.+	942,400	86,540,592
Precision Castparts Corp.	193,200	44,204,160
The Boeing Co.+	174,800	21,059,904
		160,122,834
AIRLINES—0.6%
Copa Holdings SA, Cl. A	14,350	2,179,334
Delta Air Lines, Inc.	473,800	17,748,548
JetBlue Airways Corp.*	603,600	6,470,592
		26,398,474
ALTERNATIVE CARRIERS—0.4%
Level 3 Communications, Inc.*	376,800	16,571,664

APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Kate Spade & Co.*	263,100	9,953,073
Michael Kors Holdings Ltd.*	94,130	7,669,712
PVH Corp.	156,900	17,287,242
Quiksilver, Inc.*	2,773,300	8,292,167
Ralph Lauren Corp.	147,440	22,979,999
		66,182,193
APPAREL RETAIL—0.5%
L Brands, Inc.	362,679	21,024,502

APPLICATION SOFTWARE—1.9%
King Digital Entertainment, PLC.*	500,500	9,734,725
salesforce.com, inc.*	856,536	46,467,078
SAP SE#	300,000	23,547,000
		79,748,803
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Affiliated Managers Group, Inc.*	127,350	25,374,487

AUTO PARTS & EQUIPMENT—3.1%
Delphi Automotive PLC.	823,000	54,976,400
Johnson Controls, Inc.+	857,700	40,517,748
Lear Corp.	174,500	16,432,665
WABCO Holdings, Inc.*	195,600	19,067,088
		130,993,901
AUTOMOTIVE RETAIL—0.1%
AutoNation, Inc.*	98,600	5,257,352

BIOTECHNOLOGY—6.2%
Amgen, Inc.	170,945	21,776,684
Biogen Idec, Inc.*+	110,180	36,843,090
Celgene Corp.*+	495,700	43,200,255
Gilead Sciences, Inc.*+	1,188,450	108,802,598
Pharmacyclics, Inc.*	306,100	36,866,684
Puma Biotechnology, Inc.*	33,670	7,465,312

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Vertex Pharmaceuticals, Inc.*	84,200	$7,486,222
		262,440,845
BREWERS—0.4%
Anheuser-Busch InBev NV#	53,200	5,744,536
Molson Coors Brewing, Co.	188,900	12,756,417
		18,500,953
BROADCASTING—0.4%
CBS Corp., Cl. B	320,138	18,193,443

BUILDING PRODUCTS—0.1%
Fortune Brands Home & Security, Inc.	110,095	4,160,490

CABLE & SATELLITE—2.6%
AMC Networks, Inc.*	175,200	10,489,224
Comcast Corporation, Cl. A	1,018,340	54,715,408
DISH Network Corp.*	249,900	15,458,814
Time Warner Cable, Inc.	200,900	29,150,590
		109,814,036
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	212,225	15,672,816

COMMUNICATIONS EQUIPMENT—1.1%
Cisco Systems, Inc.	164,200	4,142,766
F5 Networks, Inc.*	231,800	26,098,362
QUALCOMM, Inc.+	232,517	17,136,503
		47,377,631
COMPUTER STORAGE & PERIPHERALS—0.4%
SanDisk Corp.	185,100	16,975,521

CONSTRUCTION & ENGINEERING—0.2%
Quanta Services, Inc.*	303,126	10,151,690

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.0%
Cummins, Inc.	14,400	2,007,216

CONSTRUCTION MATERIALS—0.6%
Eagle Materials, Inc.	224,800	20,416,336
Martin Marietta Materials, Inc.	32,800	4,074,744
		24,491,080
CONSUMER ELECTRONICS—0.1%
GoPro, Inc.*	68,000	3,261,960

CONSUMER FINANCE—1.7%
American Express Co.+	574,200	50,529,600
Discover Financial Services	371,955	22,711,572
		73,241,172
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Alliance Data Systems Corp.*	132,315	34,704,902
Fiserv, Inc.*	493,300	30,421,811
Visa, Inc., Cl. A+	402,215	84,871,387
		149,998,100
DEPARTMENT STORES—0.0%
Macy’s, Inc.	35,200	2,034,208

DIVERSIFIED BANKS—0.2%
JPMorgan Chase & Co.	126,953	7,321,380

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—0.3%
Eastman Chemical Co.	23,100	$1,819,818
The Dow Chemical Co.	198,200	10,122,074
		11,941,892
DRUG RETAIL—2.6%
CVS Caremark Corp.+	1,095,900	83,682,924
Walgreen Co.	358,000	24,619,660
		108,302,584
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC.	240,655	16,345,288

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Monsanto Co.	199,000	22,504,910

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	294,400	22,707,072

HEALTH CARE EQUIPMENT—2.2%
Covidien PLC.+	416,912	36,067,057
Insulet Corp.*	267,501	9,453,485
St. Jude Medical, Inc.	651,000	42,438,690
Zimmer Holdings, Inc.	31,400	3,142,198
		91,101,430
HEALTH CARE FACILITIES—2.7%
HCA Holdings, Inc.*	1,550,549	101,266,355
Universal Health Services, Inc., Cl. B	118,580	12,640,628
		113,906,983
HEALTH CARE TECHNOLOGY—0.1%
athenahealth, Inc.*	33,100	4,117,640

HOME ENTERTAINMENT SOFTWARE—0.2%
Activision Blizzard, Inc.	325,500	7,284,690

HOME IMPROVEMENT RETAIL—2.1%
The Home Depot, Inc.+	1,100,900	89,007,765

HOTELS RESORTS & CRUISE LINES—2.4%
Ctrip.com International Ltd.#*	330,100	21,136,303
Hilton Worldwide Holdings, Inc.*	1,320,000	31,957,200
Royal Caribbean Cruises Ltd.+	731,474	43,632,424
Starwood Hotels & Resorts Worldwide, Inc.	38,900	2,989,076
		99,715,003
HOUSEHOLD PRODUCTS—0.1%
The Procter & Gamble Co.	28,050	2,168,826

HOUSEWARES & SPECIALTIES—0.5%
Jarden Corp.*	315,100	17,614,090
Samsonite International SA(L2)	1,639,000	5,079,076
		22,693,166
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.1%
Robert Half International, Inc.	71,600	3,483,340

INDUSTRIAL CONGLOMERATES—1.0%
Danaher Corp.	569,800	42,096,824

INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	175,400	23,144,030

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL MACHINERY—0.3%
Ingersoll-Rand PLC.	237,304	$13,951,102

INSURANCE BROKERS—0.2%
Aon PLC.	90,600	7,643,016

INTEGRATED TELECOMMUNICATION SERVICES—1.1%
Verizon Communications, Inc.	913,938	46,080,754

INTERNET RETAIL—2.5%
Amazon.com, Inc.*+	169,500	53,051,805
Qunar Cayman Islands Ltd.#*	848,900	23,811,645
The Priceline Group, Inc.*	10,500	13,045,725
TripAdvisor, Inc.*	149,703	14,197,833
		104,107,008
INTERNET SOFTWARE & SERVICES—11.7%
Cornerstone OnDemand, Inc.*	393,800	16,476,592
Demandware, Inc.*	127,600	7,686,624
eBay, Inc.*+	286,100	15,106,080
Facebook, Inc.*+	2,254,415	163,783,250
Google, Inc., Cl. A*+	82,514	47,820,989
Google, Inc., Cl. C*+	254,409	145,420,184
LinkedIn Corp.*	50,000	9,032,000
Sina Corp.*	41,200	1,993,668
Trulia, Inc.*	204,300	12,366,279
Yahoo! Inc.*	2,022,900	72,440,049
Zillow, Inc.*	9,500	1,363,535
		493,489,250
INVESTMENT BANKING & BROKERAGE—1.9%
LPL Financial Holdings, Inc.	84,000	3,988,320
Morgan Stanley+	2,305,100	74,546,934
		78,535,254
IT CONSULTING & OTHER SERVICES—0.5%
Acxiom Corp.*	182,255	3,338,912
International Business Machines Corp.	102,515	19,649,050
		22,987,962
LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	203,300	10,650,887
Prudential Financial, Inc.	95,100	8,270,847
		18,921,734
LIFE SCIENCES TOOLS & SERVICES—1.8%
Thermo Fisher Scientific, Inc.+	630,312	76,582,908

MANAGED HEALTH CARE—1.9%
Aetna, Inc.+	635,500	49,270,315
Cigna Corp.	354,500	31,919,180
		81,189,495
MULTI-LINE INSURANCE—0.4%
American International Group, Inc.	301,200	15,656,376

OIL & GAS EQUIPMENT & SERVICES—3.5%
Halliburton Company	358,500	24,732,915
National Oilwell Varco, Inc.	363,066	29,422,869
Schlumberger Ltd.	55,300	5,993,967

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EQUIPMENT & SERVICES—(CONT.)
Weatherford International PLC*+	3,886,220	$86,934,741
		147,084,492
OIL & GAS EXPLORATION & PRODUCTION—3.2%
Anadarko Petroleum Corp.+	416,051	44,455,049
Devon Energy Corp.	565,900	42,725,450
Parsley Energy, Inc., Cl. A*	603,300	13,616,481
Pioneer Natural Resources Co.	24,900	5,514,354
Whiting Petroleum Corp.*	312,500	27,653,125
		133,964,459
OIL & GAS STORAGE & TRANSPORTATION—0.8%
Cheniere Energy, Inc.*	447,600	31,672,176

PHARMACEUTICALS—3.4%
AbbVie, Inc.	568,200	29,739,588
Actavis PLC.*+	405,209	86,820,080
Johnson & Johnson	32,100	3,212,889
Merck & Co., Inc.	35,300	2,002,922
Perrigo Co., PLC.	100,600	15,135,270
Valeant Pharmaceuticals International, Inc.*	52,800	6,198,192
		143,108,941
RAILROADS—0.8%
Canadian National Railway, Co.	242,500	16,208,700
Union Pacific Corp.	167,900	16,506,249
		32,714,949
RENEWABLE ELECTRICITY—0.1%
TerraForm Power, Inc.*	114,100	3,508,575

RESEARCH & CONSULTING SERVICES—1.2%
CoStar Group, Inc.*	167,462	24,069,313
Nielsen NV	577,300	26,619,303
		50,688,616
RESTAURANTS—0.8%
Starbucks Corp.+	355,800	27,638,544
Yum! Brands, Inc.	92,000	6,384,800
		34,023,344
SECURITY & ALARM SERVICES—0.9%
Tyco International Ltd.	895,221	38,628,786

SEMICONDUCTOR EQUIPMENT—0.7%
Lam Research Corp.	277,775	19,444,250
SunEdison, Inc.*	559,000	11,180,000
		30,624,250
SEMICONDUCTORS—4.4%
Avago Technologies Ltd.	620,100	43,022,538
Broadcom Corp., Cl. A	56,900	2,176,994
Cree, Inc.*	35,000	1,653,050
Micron Technology, Inc.*	2,161,545	66,035,200
NXP Semiconductor NV*	1,143,625	71,305,018
		184,192,800
SOFT DRINKS—1.1%
Monster Beverage Corp.*	12,900	825,084

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOFT DRINKS—(CONT.)
PepsiCo, Inc.+	527,915	$46,509,312
		47,334,396
SPECIALIZED FINANCE—0.5%
IntercontinentalExchange Group, Inc.	59,185	11,376,541
McGraw Hill Financial, Inc.	52,200	4,187,484
Moody’s Corp.	57,500	5,002,500
		20,566,525
SPECIALTY CHEMICALS—2.2%
Chemtura Corp.*	377,780	8,787,163
PPG Industries, Inc.	20,500	4,066,380
Rockwood Holdings, Inc.+	982,880	77,588,547
The Sherwin-Williams Co.	19,000	3,918,370
		94,360,460
SPECIALTY STORES—0.2%
Tiffany & Co.	104,700	10,219,767

SYSTEMS SOFTWARE—1.0%
Microsoft Corp.+	1,020,020	44,024,063

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.6%
Apple, Inc.+	2,776,869	265,385,370
Western Digital Corp.	145,560	14,531,255
		279,916,625
TOBACCO—0.2%
Lorillard, Inc.	173,021	10,464,310

TRADING COMPANIES & DISTRIBUTORS—0.9%
HD Supply Holdings, Inc.*	876,171	22,272,267
United Rentals, Inc.*	134,800	14,275,320
		36,547,587
WIRELESS TELECOMMUNICATION SERVICES—0.4%
SoftBank Corp.(L2)	253,520	18,225,113
TOTAL COMMON STOCKS (Cost $3,756,742,684)		4,348,944,319

PREFERRED STOCKS—0.2%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*(L3),(a)	1,537,428	922,457
Choicestream, Inc., Cl. B*(L3),(a)	3,765,639	2,259,383
		3,181,840
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L3)	171,099	5,541,897
TOTAL PREFERRED STOCKS (Cost $9,030,732)		8,723,737

MASTER LIMITED PARTNERSHIP—2.1%
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
The Blackstone Group LP.	2,073,134	67,750,019
The Carlyle Group LP.	657,000	21,930,660
		89,680,679
TOTAL MASTER LIMITED PARTNERSHIP (Cost $84,702,714)		89,680,679

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—0.2%
RESIDENTIAL—0.2%
American Campus Communities, Inc.	220,887	$8,596,922
(Cost $8,099,889)		8,596,922
Total Investments
(Cost $3,858,576,019)(b)	105.6%	4,455,945,657
Liabilities in Excess of Other Assets	(5.6)%	(237,213,451)
NET ASSETS	100.0%	$4,218,732,206

+                    All or a portion of this security is held as collateral for securities sold short.

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                      Non-income producing security.

#                      American Depositary Receipts.

(a)              Deemed an affiliate of the Alger fund complex. See affiliated Securities in Notes to Financial Statements.

(b)              At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,882,498,613, amounted to $573,447,044 which consisted of aggregate gross unrealized appreciation of $644,221,922 and aggregate gross unrealized depreciation of $70,774,878.

(L2)       Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

(L3)       Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short‡(Continued) July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—8.9%
AGRICULTURAL & FARM MACHINERY—1.0%
Deere & Co.	(500,400)	$(42,589,044)

APPAREL RETAIL—0.5%
Ross Stores, Inc.	(282,700)	(18,205,880)
The TJX Cos., Inc.	(112,300)	(5,984,467)
		(24,190,347)
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Waddell & Reed Financial, Inc., Cl. A	(659,200)	(34,799,168)

BIOTECHNOLOGY—0.2%
Mesoblast Ltd.*(L2)	(280,500)	(1,101,259)
Myriad Genetics, Inc.*	(294,300)	(10,624,230)
		(11,725,489)
COMPUTER STORAGE & PERIPHERALS—0.1%
NetApp, Inc.	(150,600)	(5,849,304)

DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Jack Henry & Associates, Inc.	(69,700)	(4,066,995)
Syntel, Inc.*	(99,100)	(8,559,267)
		(12,626,262)
DIVERSIFIED BANKS—0.4%
HSBC Finance Corp.#	(339,134)	(18,106,364)

DIVERSIFIED CHEMICALS—0.0%
FMC Corporation	(24,700)	(1,610,934)

EXCHANGE TRADED FUNDS—0.8%
CurrencyShares Japanese Yen Trust*	(67,785)	(6,419,917)
iShares Russell 2000 Index Fund	(38,094)	(4,231,863)
SPDR S&P Oil & Gas Exploration & Production ETF	(266,683)	(20,078,563)
		(30,730,343)
HEALTH CARE SERVICES—0.4%
Express Scripts, Inc.*	(227,500)	(15,845,375)

HOTELS RESORTS & CRUISE LINES—0.3%
Norwegian Cruise Line Holdings Ltd*	(334,600)	(10,968,188)

HOUSEHOLD APPLIANCES—0.4%
Whirlpool Corp.	(120,600)	(17,202,384)

INTERNET SOFTWARE & SERVICES—0.2%
Twitter, Inc.*	(167,500)	(7,569,325)

IT CONSULTING & OTHER SERVICES—0.4%
Accenture Ltd.	(79,100)	(6,271,048)
Infosys Technologies Ltd.#	(214,150)	(11,739,703)
		(18,010,751)
LEISURE PRODUCTS—0.1%
Coach, Inc.	(101,900)	(3,521,664)

MARKET INDICES—1.2%
iShares MSCI Japan ETF	(1,240,351)	(14,884,212)
iShares Russell 2000 Growth ETF	(260,535)	(33,820,048)
		(48,704,260)
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Bonanza Creek Energy, Inc.*	(115,100)	(6,452,506)
Energy XXI Bermuda Ltd.	(532,842)	(10,635,523)
		(17,088,029)

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PACKAGED FOODS & MEATS—0.2%
The Hershey Co.	(90,200)	$(7,951,130)

SEMICONDUCTORS—0.6%
Linear Technology Corp.	(433,400)	(19,128,109)
Taiwan Semiconductor Manufacturing Co., Ltd.#	(306,900)	(6,138,000)
		(25,266,109)
SPECIALTY CHEMICALS—0.1%
Celanese Corp.	(98,700)	(5,745,327)

SPECIALTY STORES—0.1%
PetSmart, Inc.	(61,200)	(4,170,168)

SYSTEMS SOFTWARE—0.2%
NetSuite, Inc.*	(100,700)	(8,490,017)

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.1%
Blackberry Ltd.*	(487,500)	(4,548,375)
TOTAL (Proceeds $379,328,854)		$(377,308,357)

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                      Non-income producing security.

#                      American Depositary Receipts.

(L2)       Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II | ALGER GREEN FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.0%
ADVERTISING—0.0%
Choicestream, Inc.*(L3),(a)	3,619	$2,171

AEROSPACE & DEFENSE—2.7%
Hexcel Corp.*	17,450	650,013
Honeywell International, Inc.	15,440	1,417,855
		2,067,868
AGRICULTURAL & FARM MACHINERY—0.5%
Lindsay Corp.	4,690	379,656

AIR FREIGHT & LOGISTICS—2.4%
FedEx Corp.	5,515	810,043
United Parcel Service, Inc., Cl. B	10,510	1,020,416
		1,830,459
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Ralph Lauren Corp.	5,000	779,300

APPLICATION SOFTWARE—1.1%
SAP SE#	10,330	810,802

AUTO PARTS & EQUIPMENT—3.5%
BorgWarner, Inc.	24,315	1,513,609
Johnson Controls, Inc.	24,140	1,140,373
		2,653,982
AUTOMOBILE MANUFACTURERS—2.7%
General Motors Co.	21,535	728,314
Tesla Motors, Inc.*	5,925	1,323,052
		2,051,366
BROADCASTING & CABLE TV—0.6%
Discovery Communications, Inc., Series A*	4,955	422,216

COAL & CONSUMABLE FUELS—0.3%
Solazyme, Inc.*	26,655	258,020

COMMODITY CHEMICALS—0.7%
Calgon Carbon Corp.*	26,655	565,086

COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	31,190	786,924

CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	16,870	572,736

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Cummins, Inc.	6,265	873,278

CONSUMER ELECTRONICS—1.4%
Harman International Industries, Inc.	9,665	1,049,136

CONSUMER FINANCE—0.9%
American Express Co.	8,275	728,200

DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Alliance Data Systems Corp.*	3,650	957,359
Visa, Inc., Cl. A	4,610	972,756
		1,930,115
DISTRIBUTORS—1.2%
LKQ Corp.*	34,325	897,770

DIVERSIFIED SUPPORT SERVICES—0.9%
EnerNOC, Inc.*	37,525	672,448

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRIC UTILITIES—2.7%
Duke Energy Corp.	12,695	$915,690
ITC Holdings Corp.	31,380	1,132,818
		2,048,508
ELECTRICAL COMPONENTS & EQUIPMENT—2.6%
Acuity Brands, Inc.	5,955	638,793
SolarCity Corp.*	19,340	1,383,390
		2,022,183
ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
Itron, Inc.*	13,815	497,064

ELECTRONIC MANUFACTURING SERVICES—0.4%
Trimble Navigation Ltd.*	10,030	309,927

ENVIRONMENTAL & FACILITIES SERVICES—3.8%
Clean Harbors, Inc.*	8,730	503,110
Covanta Holding Corp.	37,680	769,426
Tetra Tech, Inc.	34,655	841,423
Waste Management, Inc.	18,335	823,058
		2,937,017
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	12,085	708,423

FOOD RETAIL—0.9%
Whole Foods Market, Inc.	17,585	672,099

FOOTWEAR—1.6%
NIKE, Inc., Cl. B	16,355	1,261,461

HOME IMPROVEMENT RETAIL—2.1%
The Home Depot, Inc.	19,985	1,615,787

HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	15,034	1,162,429

HYPERMARKETS & SUPER CENTERS—0.4%
Wal-Mart Stores, Inc.	4,540	334,053

INDUSTRIAL CONGLOMERATES—1.5%
General Electric Co.	44,755	1,125,588

INDUSTRIAL GASES—1.0%
Praxair, Inc.	5,860	750,900

INDUSTRIAL MACHINERY—5.0%
Chart Industries, Inc.*	4,880	371,124
Pall Corp.	10,040	777,799
Watts Water Technologies, Inc.	16,025	936,821
Woodward Governor Co.	17,545	876,548
Xylem, Inc.	25,755	908,894
		3,871,186
INTERNET RETAIL—1.8%
Amazon.com, Inc.*	4,510	1,411,585

INTERNET SOFTWARE & SERVICES—8.0%
eBay, Inc.*	21,835	1,152,888
Facebook, Inc.*	28,125	2,043,281
Google, Inc., Cl. A*	2,530	1,466,262
Google, Inc., Cl. C*	2,530	1,446,148
		6,108,579

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—0.5%
International Business Machines Corp.	2,170	$415,924

LIFE & HEALTH INSURANCE—0.9%
Lincoln National Corp.	12,950	678,451

MANAGED HEALTH CARE—0.9%
Aetna, Inc.	9,350	724,905

METAL & GLASS CONTAINERS—0.5%
Crown Holdings, Inc.*	7,890	367,280

MOVIES & ENTERTAINMENT—1.0%
The Walt Disney Co.	9,305	799,113

PACKAGED FOODS & MEATS—0.7%
The WhiteWave Foods Co.*	17,005	506,579

PHARMACEUTICALS—4.1%
Bristol-Myers Squibb Co.	19,910	1,007,844
Johnson & Johnson	15,350	1,536,381
Merck & Co., Inc.	10,705	607,402
		3,151,627
RAILROADS—1.0%
Norfolk Southern Corp.	7,225	734,494

RENEWABLE ELECTRICITY—0.6%
TerraForm Power, Inc.*	15,470	475,703

RESTAURANTS—5.2%
Chipotle Mexican Grill, Inc.*	2,375	1,597,188
McDonald’s Corp.	6,040	571,142
Starbucks Corp.	23,675	1,839,074
		4,007,404
SEMICONDUCTOR EQUIPMENT—1.6%
SunEdison, Inc.*	59,750	1,195,000

SEMICONDUCTORS—5.8%
Broadcom Corp., Cl. A	20,825	796,765
ChipMOS TECHNOLOGIES Bermuda Ltd.	22,060	518,851
Cree, Inc.*	16,505	779,531
First Solar, Inc.*	18,820	1,187,730
Intel Corp.	25,545	865,720
Yingli Green Energy Holding Co., Ltd.#*	87,710	289,443
		4,438,040
SOFT DRINKS—1.6%
The Coca-Cola Co.	31,660	1,243,921

SPECIALTY CHEMICALS—2.1%
Chemtura Corp.*	22,290	518,465
Rockwood Holdings, Inc.	13,505	1,066,085
		1,584,550
SPECIALTY STORES—1.4%
Tiffany & Co.	11,075	1,081,031

SYSTEMS SOFTWARE—1.4%
Microsoft Corp.	24,705	1,066,268

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.7%
Apple, Inc.	41,405	3,957,076

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(CONT.)
EMC Corp.	15,480	$453,564
		4,410,640
TOTAL COMMON STOCKS
(Cost $55,912,530)		73,049,252

PREFERRED STOCKS—0.1%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*(L3),(a)	31,215	18,729
Choicestream, Inc., Cl. B*(L3),(a)	69,819	41,891
		60,620
TOTAL PREFERRED STOCKS (Cost $66,854)		60,620
Total Investments (Cost $55,979,384)(b)	95.1%	73,109,872
Other Assets in Excess of Liabilities	4.9%	3,732,814
NET ASSETS	100.0%	$76,842,686

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex. See affiliated Securities in Notes to Financial Statements.
(b)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $56,003,804, amounted to $17,106,068 which consisted of aggregate gross unrealized appreciation of $18,623,255 and aggregate gross unrealized depreciation of $1,517,187.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II | ALGER ANALYST FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
AEROSPACE & DEFENSE—2.5%
Honeywell International, Inc.	1,601	$147,020
Precision Castparts Corp.	330	75,504
		222,524
ALTERNATIVE CARRIERS—1.4%
Level 3 Communications, Inc.*	2,770	121,825

APPAREL ACCESSORIES & LUXURY GOODS—3.7%
Kate Spade & Co.*	2,542	96,164
Michael Kors Holdings Ltd.*	806	65,673
PVH Corp.	611	67,320
Ralph Lauren Corp.	604	94,139
		323,296
APPLICATION SOFTWARE—2.5%
salesforce.com, inc.*	617	33,472
SAP SE#	2,352	184,609
		218,081
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group, Inc.*	180	35,865

AUTO PARTS & EQUIPMENT—4.5%
American Axle & Manufacturing Holdings, Inc.*	2,051	37,718
BorgWarner, Inc.	1,801	112,112
Delphi Automotive PLC.	1,796	119,973
Johnson Controls, Inc.	2,617	123,627
		393,430
BIOTECHNOLOGY—5.5%
Biogen Idec, Inc.*	409	136,766
Gilead Sciences, Inc.*	2,204	201,776
Pharmacyclics, Inc.*	1,195	143,926
		482,468
BROADCASTING—0.4%
CBS Corp., Cl. B	552	31,370

BUILDING PRODUCTS—1.3%
Lennox International, Inc.	1,322	112,793

CABLE & SATELLITE—1.3%
Time Warner Cable, Inc.	793	115,064

COMMUNICATIONS EQUIPMENT—3.9%
CalAmp Corp.*	6,548	111,381
JDS Uniphase Corp.*	8,365	99,293
Ruckus Wireless, Inc.*	10,309	133,089
		343,763
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Allison Transmission Holdings, Inc.	2,321	67,959

CONSTRUCTION MATERIALS—1.0%
Eagle Materials, Inc.	991	90,003

CONSUMER FINANCE—0.7%
American Express Co.	651	57,288

DATA PROCESSING & OUTSOURCED SERVICES—2.6%
Alliance Data Systems Corp.*	444	116,457

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—(CONT.)
Visa, Inc., Cl. A	541	$114,156
		230,613
DRUG RETAIL—2.4%
CVS Caremark Corp.	976	74,528
Walgreen Co.	1,925	132,382
		206,910
EDUCATION SERVICES—1.2%
Grand Canyon Education, Inc.*	2,366	101,738

ELECTRONIC EQUIPMENT MANUFACTURERS—2.1%
Control4 Corp.*	4,877	81,982
FARO Technologies, Inc.*	2,039	103,235
		185,217
HEALTH CARE EQUIPMENT—1.4%
Insulet Corp.*	1,326	46,861
St. Jude Medical, Inc.	1,149	74,903
		121,764
HEALTH CARE FACILITIES—4.5%
HCA Holdings, Inc.*	3,937	257,125
Tenet Healthcare Corporation*	2,489	131,345
		388,470
HEALTH CARE TECHNOLOGY—1.2%
athenahealth, Inc.*	853	106,113

HOME IMPROVEMENT RETAIL—0.9%
The Home Depot, Inc.	984	79,556

HOTELS RESORTS & CRUISE LINES—3.0%
Royal Caribbean Cruises Ltd.	2,800	167,020
Starwood Hotels & Resorts Worldwide, Inc.	1,212	93,130
		260,150
HOUSEWARES & SPECIALTIES—1.2%
Jarden Corp.*	1,907	106,601

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	1,123	54,634

INDUSTRIAL MACHINERY—2.8%
Donaldson Co., Inc.	2,140	83,011
Ingersoll-Rand PLC.	1,755	103,176
The ExOne Co.*	1,663	54,397
		240,584
INTERNET RETAIL—0.7%
The Priceline Group, Inc.*	47	58,395

INTERNET SOFTWARE & SERVICES—1.8%
Cornerstone OnDemand, Inc.*	1,893	79,203
Demandware, Inc.*	1,253	75,481
		154,684
INVESTMENT BANKING & BROKERAGE—0.6%
Morgan Stanley	1,574	50,903

IT CONSULTING & OTHER SERVICES—1.3%
Unisys Corp.*	5,440	115,818

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE FACILITIES—0.9%
SeaWorld Entertainment, Inc.	2,724	$75,863

LEISURE PRODUCTS—1.7%
Hasbro, Inc.	1,540	76,938
Polaris Industries, Inc.	486	71,705
		148,643
LIFE & HEALTH INSURANCE—0.7%
Lincoln National Corp.	1,182	61,925

MANAGED HEALTH CARE—1.9%
Cigna Corp.	1,856	167,114

MOTORCYCLE MANUFACTURERS—0.7%
Harley-Davidson, Inc.	1,007	62,253

MULTI-LINE INSURANCE—0.6%
American International Group, Inc.	975	50,681

OIL & GAS EQUIPMENT & SERVICES—3.8%
Halliburton Company	1,750	120,732
National Oilwell Varco, Inc.	890	72,126
Weatherford International PLC*	6,107	136,614
		329,472
OIL & GAS EXPLORATION & PRODUCTION—3.9%
Anadarko Petroleum Corp.	1,219	130,250
Devon Energy Corp.	991	74,821
PDC Energy, Inc.*	501	27,184
Pioneer Natural Resources Co.	483	106,965
		339,220
PHARMACEUTICALS—4.4%
Actavis PLC.*	1,046	224,116
Jazz Pharmaceuticals PLC.*	370	51,700
Merck & Co., Inc.	1,904	108,033
		383,849
REGIONAL BANKS—0.8%
ViewPoint Financial Group, Inc.	2,701	67,903

RESEARCH & CONSULTING SERVICES—1.1%
CoStar Group, Inc.*	687	98,743

RESTAURANTS—2.0%
Papa John’s International, Inc.	1,641	68,413
Starbucks Corp.	1,348	104,713
		173,126
SECURITY & ALARM SERVICES—1.3%
Tyco International Ltd.	2,590	111,758

SOFT DRINKS—2.3%
Monster Beverage Corp.*	1,551	99,202
PepsiCo, Inc.	1,162	102,372
		201,574
SPECIALIZED FINANCE—0.9%
IntercontinentalExchange Group, Inc.	411	79,002

SPECIALTY CHEMICALS—4.5%
PPG Industries, Inc.	400	79,344
Rockwood Holdings, Inc.	1,953	154,170

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY CHEMICALS—(CONT.)
The Sherwin-Williams Co.	789	$162,715
		396,229
SPECIALTY STORES—4.0%
Signet Jewelers Ltd.	692	70,439
Tiffany & Co.	820	80,040
Tractor Supply Co.	956	59,435
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,467	135,448
		345,362
SYSTEMS SOFTWARE—3.7%
CommVault Systems, Inc.*	944	45,331
FleetMatics Group PLC.*	3,704	117,009
ServiceNow, Inc.*	2,801	164,699
		327,039
TRADING COMPANIES & DISTRIBUTORS—0.1%
NOW, Inc.*	222	7,146

TOTAL COMMON STOCKS (Cost $7,834,406)		8,504,781

MASTER LIMITED PARTNERSHIP—1.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
The Carlyle Group LP.	2,887	96,368
(Cost $91,079)		96,368
Total Investments (Cost $7,925,485)(a)	98.6%	8,601,149
Other Assets in Excess of Liabilities	1.4%	126,485
NET ASSETS	100.0%	$8,727,634

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,925,187, amounted to $675,962 which consisted of aggregate gross unrealized appreciation of $890,446 and aggregate gross unrealized depreciation of $214,484.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—67.2%
ADVERTISING—0.5%
Lamar Advertising Co., Cl. A+	8,525	$427,529

AEROSPACE & DEFENSE—1.2%
B/E Aerospace, Inc.*	3,145	267,765
Honeywell International, Inc.	7,335	673,573
		941,338
AIRLINES—0.9%
Delta Air Lines, Inc.	18,900	707,994

APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Kate Spade & Co.*	5,805	219,603
Under Armour, Inc., Cl. A*	6,480	432,540
		652,143
APPAREL RETAIL—0.5%
L Brands, Inc.	6,280	364,052

APPLICATION SOFTWARE—0.4%
SAP SE#	3,640	285,704

AUTO PARTS & EQUIPMENT—2.4%
Delphi Automotive PLC.+	14,055	938,874
Johnson Controls, Inc.	12,330	582,469
WABCO Holdings, Inc.*	3,315	323,146
		1,844,489
AUTOMOBILE MANUFACTURERS—0.5%
Tesla Motors, Inc.*	1,640	366,212

BIOTECHNOLOGY—4.4%
Biogen Idec, Inc.*	1,235	412,972
Celgene Corp.*	4,770	415,705
Gilead Sciences, Inc.*+	17,650	1,615,858
Pharmacyclics, Inc.*+	6,510	784,064
Vertex Pharmaceuticals, Inc.*	1,870	166,262
		3,394,861
CABLE & SATELLITE—1.1%
Comcast Corporation, Cl. A+	15,965	857,799

CASINOS & GAMING—0.5%
Las Vegas Sands Corp.	4,820	355,957

COMMUNICATIONS EQUIPMENT—0.4%
F5 Networks, Inc.*	3,035	341,711

CONSUMER FINANCE—1.2%
American Express Co.	6,150	541,200
Discover Financial Services	6,030	368,192
		909,392
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Alliance Data Systems Corp.*+	2,870	752,772
Fiserv, Inc.*	5,950	366,936
Visa, Inc., Cl. A	1,750	369,268
		1,488,976
DRUG RETAIL—1.2%
CVS Caremark Corp.+	12,055	920,520

ELECTRONIC COMPONENTS—0.5%
InvenSense, Inc.*	17,015	391,515

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—1.0%
Insulet Corp.*	4,665	$164,861
St. Jude Medical, Inc.	9,460	616,697
		781,558
HEALTH CARE FACILITIES—2.5%
HCA Holdings, Inc.*+	23,930	1,562,868
Tenet Healthcare Corporation*	7,720	407,385
		1,970,253
HOME IMPROVEMENT RETAIL—1.0%
The Home Depot, Inc.+	9,210	744,628

HOMEBUILDING—0.8%
Toll Brothers, Inc.*	19,940	651,839

HOTELS RESORTS & CRUISE LINES—1.2%
Ctrip.com International Ltd.#*	5,380	344,481
Royal Caribbean Cruises Ltd.	9,415	561,605
		906,086
INDUSTRIAL CONGLOMERATES—0.9%
Danaher Corp.	9,135	674,894

INDUSTRIAL MACHINERY—0.8%
Donaldson Co., Inc.	8,425	326,806
Pall Corp.	4,295	332,733
		659,539
INSURANCE BROKERS—0.4%
Aon PLC.	3,885	327,739

INTEGRATED TELECOMMUNICATION SERVICES—1.7%
Verizon Communications, Inc.+	25,965	1,309,155

INTERNET RETAIL—2.6%
Amazon.com, Inc.*+	2,620	820,034
Qunar Cayman Islands Ltd.#*	35,025	982,451
TripAdvisor, Inc.*	2,665	252,749
		2,055,234
INTERNET SOFTWARE & SERVICES—8.9%
Cornerstone OnDemand, Inc.*	7,320	306,269
Demandware, Inc.*	9,810	590,955
eBay, Inc.*+	7,190	379,632
Facebook, Inc.*+	22,685	1,648,065
Google, Inc., Cl. A*+	1,370	793,984
Google, Inc., Cl. C*+	1,865	1,066,034
Tencent Holdings Ltd.(L2)	20,900	339,142
Trulia, Inc.*	8,925	540,230
Yahoo! Inc.*+	36,025	1,290,055
		6,954,366
INVESTMENT BANKING & BROKERAGE—1.9%
Morgan Stanley+	45,805	1,481,334

IT CONSULTING & OTHER SERVICES—0.8%
Cognizant Technology Solutions Corp., Cl. A*	13,445	659,477

LEISURE PRODUCTS—0.4%
Hasbro, Inc.	5,440	271,782

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—1.3%
Thermo Fisher Scientific, Inc.	8,650	$1,050,975

MANAGED HEALTH CARE—1.3%
Aetna, Inc.	9,015	698,933
WellCare Health Plans, Inc.*	4,945	308,469
		1,007,402
OIL & GAS EQUIPMENT & SERVICES—2.8%
Halliburton Company+	5,270	363,577
National Oilwell Varco, Inc.+	6,270	508,121
Weatherford International PLC*+	58,205	1,302,046
		2,173,744
OIL & GAS EXPLORATION & PRODUCTION—3.5%
Anadarko Petroleum Corp.	8,610	919,978
Devon Energy Corp.	8,360	631,180
Parsley Energy, Inc., Cl. A*	10,845	244,772
Pioneer Natural Resources Co.+	1,635	362,087
Whiting Petroleum Corp.*+	6,710	593,768
		2,751,785
PHARMACEUTICALS—2.7%
AbbVie, Inc.	13,600	711,824
AcelRx Pharmaceuticals, Inc.*	46,485	323,536
Actavis PLC.*	4,177	894,964
Valeant Pharmaceuticals International, Inc.*	1,570	184,302
		2,114,626
REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	4,355	538,713

RENEWABLE ELECTRICITY—0.1%
TerraForm Power, Inc.*	1,465	45,049

RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	2,620	376,573

SECURITY & ALARM SERVICES—0.7%
Tyco International Ltd.	13,155	567,638

SEMICONDUCTOR EQUIPMENT—0.5%
Lam Research Corp.	5,530	387,100

SEMICONDUCTORS—4.0%
Avago Technologies Ltd.	11,655	808,624
Cree, Inc.*	3,760	177,585
Micron Technology, Inc.*	31,355	957,895
NXP Semiconductor NV*+	18,685	1,165,010
		3,109,114
SOFT DRINKS—1.7%
PepsiCo, Inc.+	15,430	1,359,383

SPECIALTY CHEMICALS—1.4%
Chemtura Corp.*	9,415	218,993
Rockwood Holdings, Inc.+	9,195	725,853
Senomyx, Inc.*	20,890	147,379
		1,092,225
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.7%
Apple, Inc.+	16,690	1,595,063

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(CONT.)
Stratasys Ltd.*	1,690	$169,913
Western Digital Corp.	3,800	379,354
		2,144,330
TOTAL COMMON STOCKS (Cost $46,690,859)		52,416,733

PREFERRED STOCKS—0.1%
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L3)	2,964	96,004
(Cost $96,004)		96,004

RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Adolor Corp., CPR, 12/31/2049*(L3),(a)	49,870	25,933
(Cost $—)		25,933

MASTER LIMITED PARTNERSHIP—3.2%
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
The Blackstone Group LP.+	42,905	1,402,135
The Carlyle Group LP.+	10,975	366,346
		1,768,481
OIL & GAS STORAGE & TRANSPORTATION—0.9%
Cheniere Energy Partners LP.	23,090	724,333
TOTAL MASTER LIMITED PARTNERSHIP (Cost $2,262,834)		2,492,814

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
Powershares QQQ Trust Series 1/ August/ 90*	240	5,040
(Cost $30,310)		5,040
(Cost $30,310)		5,040
Total Investments (Cost $49,080,007)(b)	70.5%	55,036,524
Other Assets in Excess of Liabilities	29.5%	22,986,522
NET ASSETS	100.0%	$78,023,046

+	All or a portion of this security is held as collateral for securities sold short.
‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.

(b)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $49,220,678, amounted to $5,815,846 which consisted of aggregate gross unrealized appreciation of $7,209,630 and aggregate gross unrealized depreciation of $1,393,784.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short‡(Continued) July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—22.8%
AGRICULTURAL & FARM MACHINERY—1.0%
Deere & Co.	(9,280)	$(789,821)

APPAREL RETAIL—2.0%
Ross Stores, Inc.	(5,500)	(354,200)
The Gap, Inc.	(13,140)	(527,045)
The TJX Cos., Inc.	(4,750)	(253,128)
Urban Outfitters, Inc.*	(10,800)	(385,884)
		(1,520,257)
APPLICATION SOFTWARE—0.7%
Concur Technologies, Inc.*	(3,545)	(329,543)
Manhattan Associates, Inc.*	(8,550)	(251,028)
		(580,571)
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Bank New York Mellon Corp.	(7,170)	(279,917)
Legg Mason, Inc.	(4,980)	(236,301)
Waddell & Reed Financial, Inc., Cl. A	(13,730)	(724,807)
		(1,241,025)
BIOTECHNOLOGY—0.5%
Insys Therapeutics, Inc.*	(2,680)	(72,440)
Mesoblast Ltd.*(L2)	(22,995)	(90,280)
Myriad Genetics, Inc.*	(6,430)	(232,123)
		(394,843)
BUILDING PRODUCTS—0.1%
Masco Corp.	(5,100)	(106,080)

CASINOS & GAMING—0.2%
Pinnacle Entertainment, Inc.*	(8,780)	(191,404)

COMPUTER STORAGE & PERIPHERALS—0.3%
NetApp, Inc.	(6,020)	(233,817)

DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Jack Henry & Associates, Inc.	(1,250)	(72,938)

DIVERSIFIED BANKS—0.5%
HSBC Finance Corp.#	(7,553)	(403,255)

DIVERSIFIED CHEMICALS—0.4%
FMC Corporation	(5,140)	(335,231)

ELECTRONIC MANUFACTURING SERVICES—0.4%
Benchmark Electronics, Inc.*	(12,050)	(291,007)

EXCHANGE TRADED FUNDS—2.1%
CurrencyShares Japanese Yen Trust*	(1,219)	(115,451)
iShares Russell 2000 Index Fund	(4,872)	(541,230)
SPDR S&P 500 ETF Trust	(2,073)	(400,276)
SPDR S&P Oil & Gas Exploration & Production ETF	(7,728)	(581,841)
		(1,638,798)
FOOD RETAIL—0.2%
Metro, Inc.	(2,500)	(163,028)

HEALTH CARE EQUIPMENT—1.6%
Baxter International, Inc.	(4,480)	(334,611)
CareFusion Corp.*	(4,980)	(218,074)
Stryker Corp.	(3,610)	(287,970)
Varian Medical Systems, Inc.*	(5,185)	(425,948)
		(1,266,603)

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—0.1%
Amsurg Corp.*	(2,355)	$(112,475)

HEALTH CARE SERVICES—0.5%
Express Scripts, Inc.*	(5,685)	(395,960)

HOME FURNISHINGS—0.1%
Ethan Allen Interiors, Inc.	(3,500)	(80,220)

HOTELS RESORTS & CRUISE LINES—0.3%
Norwegian Cruise Line Holdings Ltd*	(5,990)	(196,352)

HOUSEHOLD APPLIANCES—0.4%
Whirlpool Corp.	(2,375)	(338,770)

INDUSTRIAL CONGLOMERATES—0.3%
3M Co.	(1,535)	(216,266)

INSURANCE BROKERS—0.2%
Willis Group Holdings PLC.	(3,710)	(151,182)

INTERNET SOFTWARE & SERVICES—0.8%
Akamai Technologies, Inc.*	(5,935)	(350,284)
Twitter, Inc.*	(4,830)	(218,268)
		(568,552)
IT CONSULTING & OTHER SERVICES—1.2%
Accenture Ltd.	(6,615)	(524,437)
Infosys Technologies Ltd.#	(6,875)	(376,887)
		(901,324)
LEISURE PRODUCTS—0.2%
Coach, Inc.	(3,475)	(120,096)

MARKET INDICES—1.3%
iShares MSCI Japan ETF	(24,876)	(298,512)
iShares Russell 2000 Growth ETF	(5,234)	(679,426)
		(977,938)
OIL & GAS DRILLING—0.3%
Ensco PLC	(5,290)	(267,938)

OIL & GAS EQUIPMENT & SERVICES—0.2%
Seventy Seven Energy, Inc.*	(6,395)	(143,440)

OIL & GAS EXPLORATION & PRODUCTION—0.8%
Concho Resources, Inc.*	(1,680)	(236,544)
Energy XXI Bermuda Ltd.	(8,950)	(178,642)
Jones Energy, Inc.*	(12,350)	(232,427)
		(647,613)
PACKAGED FOODS & MEATS—0.2%
The Hershey Co.	(1,965)	(173,215)

REGIONAL BANKS—0.3%
Fifth Third Bancorp	(10,250)	(209,920)

RESTAURANTS—0.4%
Panera Bread Co., Cl. A*	(1,235)	(181,916)
Texas Roadhouse, Inc.	(5,735)	(142,687)
		(324,603)
SEMICONDUCTORS—1.4%
Linear Technology Corp.	(17,075)	(753,605)
Taiwan Semiconductor Manufacturing Co., Ltd.#	(13,775)	(275,500)
		(1,029,105)

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY CHEMICALS—0.3%
Celanese Corp.	(3,975)	$(231,385)

SPECIALTY STORES—0.3%
PetSmart, Inc.	(2,695)	(183,637)
The Container Store Group, Inc.*	(4,155)	(87,380)
		(271,017)
SYSTEMS SOFTWARE—1.3%
NetSuite, Inc.*	(3,875)	(326,701)
Oracle Corp.	(17,060)	(689,053)
		(1,015,754)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.2%
Blackberry Ltd.*	(20,145)	(187,953)
TOTAL (Proceeds $17,136,569)		$(17,789,756)

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
#	American Depositary Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER EMERGING MARKETS FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.4%
BRAZIL—9.2%

BREWERS—0.9%
AMBEV SA	28,235	$194,878

CONSTRUCTION & ENGINEERING—0.5%
Mills Estruturas e Servicos de Engenharia SA	10,963	114,152

DIVERSIFIED BANKS—1.5%
Itau Unibanco Holding SA#	21,739	334,781

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—0.8%
Cielo SA	9,600	175,480

MULTI-LINE INSURANCE—1.3%
BB Seguridade Participacoes SA	19,400	282,837

OIL & GAS STORAGE & TRANSPORTATION—0.8%
Ultrapar Participacoes SA	7,800	179,510

OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
BM&F Bovespa SA	32,700	174,421
GAEC Educacao SA	14,800	187,938
		362,359
PAPER PRODUCTS—1.0%
Suzano Papel e Celulose SA	56,000	217,059

TRUCKING—0.7%
Localiza Rent a Car SA	10,300	163,867

TOTAL BRAZIL (Cost $1,893,644)		2,024,923

CAYMAN ISLANDS—6.6%
AGRICULTURAL PRODUCTS—0.7%
China Modern Dairy Holdings Ltd.*(L2)	349,000	161,523

COMMUNICATIONS EQUIPMENT—1.0%
TCL Communication Technology Holdings Ltd.(L2)	172,000	214,061

HEALTH CARE DISTRIBUTORS—0.9%
Phoenix Healthcare Group Co., Ltd.(L2)	135,913	201,283

INTERNET RETAIL—1.3%
Qunar Cayman Islands Ltd.#*	3,900	109,395
Vipshop Holdings Ltd.#*	819	168,337
		277,732
INTERNET SOFTWARE & SERVICES—2.0%
Tencent Holdings Ltd.(L2)	27,800	451,108

OIL & GAS EQUIPMENT & SERVICES—0.7%
Anton Oilfield Services Group(L2)	257,000	144,377

TOTAL CAYMAN ISLANDS (Cost $1,210,974)		1,450,084

CHINA—4.8%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
China South Locomotive and Rolling Stock Corp.(L2)	272,000	243,264

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.9%
Huaneng Renewables Corp., Ltd.(L2)	595,000	197,159

INTEGRATED OIL & GAS—0.9%
China Petroleum & Chemical Corp.(L2)	202,800	198,539

LIFE & HEALTH INSURANCE—1.1%
Ping An Insurance Group Co., of China Ltd.(L2)	29,000	246,225

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CHINA—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—0.8%
CNOOC Ltd.(L2)	93,000	$164,266

TOTAL CHINA (Cost $1,000,171)		1,049,453

COLOMBIA—2.0%
CONSTRUCTION MATERIALS—1.2%
Cementos Argos SA	45,418	256,524

INTEGRATED OIL & GAS—0.8%
Pacific Rubiales Energy Corp.	9,365	179,641

TOTAL COLOMBIA (Cost $406,368)		436,165

CYPRUS—1.3%
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
QIWI PLC.#	8,030	289,481
(Cost $325,325)

GREECE—0.5%
CONSTRUCTION MATERIALS—0.5%
Titan Cement Co., SA(L2)	3,280	100,558
(Cost $100,532)

HONG KONG—7.5%
AUTOMOBILE MANUFACTURERS—1.0%
Brilliance China Automotive Holdings Ltd.(L2)	114,000	213,339

COMPUTER HARDWARE—0.8%
Lenovo Group Ltd.(L2)	128,000	174,928

CONSTRUCTION & ENGINEERING—1.1%
China State Construction International Holdings Ltd.(L2)	136,309	240,026

CONSUMER ELECTRONICS—0.7%
Haier Electronics Group Co., Ltd.(L2)	56,000	160,271

INDUSTRIAL CONGLOMERATES—1.1%
China Everbright International Ltd.(L2)	175,000	233,630

LIFE & HEALTH INSURANCE—1.0%
AIA Group Ltd.(L2)	40,600	217,768

REAL ESTATE DEVELOPMENT—0.9%
China Overseas Land & Investment Ltd.(L2)	69,000	210,254

SPECIALTY STORES—0.9%
Chow Tai Fook Jewellery Group(L2)	132,800	192,265

TOTAL HONG KONG (Cost $1,464,664)		1,642,481

INDIA—7.5%
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Titan Co., Ltd.(L2)	36,315	202,624

AUTO PARTS & EQUIPMENT—1.2%
Motherson Sumi Systems Ltd.(L2)	44,329	265,715

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Tata Motors Ltd.#	5,023	197,504

DIVERSIFIED BANKS—0.9%
HDFC Bank Ltd.(L2)	15,408	209,806

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDIA—(CONT.)
IT CONSULTING & OTHER SERVICES—1.0%
Tata Consultancy Services Ltd.(L2)	5,010	$213,071

OIL, GAS & CONSUMABLE FUELS—0.8%
Reliance Industries Ltd.(L2)	10,336	170,393

PHARMACEUTICALS—1.0%
Aurobindo Pharma Ltd.(L2)	18,208	212,301

TOBACCO—0.8%
ITC Ltd.(L2)	29,374	172,453

TOTAL INDIA (Cost $1,287,364)		1,643,867

INDONESIA—2.5%
ALTERNATIVE CARRIERS—1.0%
Tower Bersama Infrastructure Tbk PT(L2)	319,900	227,547

DIVERSIFIED BANKS—0.4%
Bank Rakyat Indonesia Persero Tbk., PT(L2)	94,100	90,258

INTEGRATED TELECOMMUNICATION SERVICES—1.1%
Telekomunikasi Indonesia Persero Tbk PT(L2)	1,023,300	232,469

TOTAL INDONESIA (Cost $436,114)		550,274

MALAYSIA—2.5%
AIRPORT SERVICES—0.9%
Malaysia Airports Holdings Bhd(L2)	85,065	199,733

MULTI-LINE INSURANCE—0.9%
Tune Ins Holdings Bhd.(L2)	258,200	187,932

REAL ESTATE DEVELOPMENT—0.7%
UEM Sunrise Bhd.(L2)	239,900	157,620

TOTAL MALAYSIA (Cost $551,880)		545,285

MALTA—0.7%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Brait SE*(L2)	23,000	160,239
(Cost $146,094)

MEXICO—6.8%
CONSTRUCTION MATERIALS—0.7%
Cemex SAB de CV#*	12,137	152,441

CONSUMER FINANCE—0.7%
Compartamos SAB de CV	80,100	162,157

DIVERSIFIED BANKS—0.9%
Banregio Grupo Financiero SAB de CV	36,400	206,451

DIVERSIFIED REAL ESTATE ACTIVITIES—1.4%
Corp Inmobiliaria Vesta SAB de CV	142,775	307,610

GAS UTILITIES—0.7%
Infraestructura Energetica Nova SAB de CV	27,800	157,254

INDUSTRIAL CONGLOMERATES—1.1%
Alfa SAB de CV	84,200	229,866

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MEXICO—(CONT.)
RESTAURANTS—1.3%
Alsea SAB de CV*	80,500	$274,919

TOTAL MEXICO (Cost $1,347,622)		1,490,698

PERU—1.1%
DIVERSIFIED BANKS—1.1%
Credicorp Ltd.	1,700	251,464
(Cost $226,870)

PHILIPPINES—1.6%
DIVERSIFIED BANKS—1.0%
BDO Unibank, Inc.(L2)	101,858	210,593

MARINE PORTS & SERVICES—0.6%
International Container Terminal Services, Inc.(L2)	52,480	135,770

TOTAL PHILIPPINES (Cost $290,580)		346,363

POLAND—2.1%
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
LPP SA(L2)	64	159,609

AIR FREIGHT & LOGISTICS—0.5%
Integer.pl SA*(L2)	1,864	119,646

DIVERSIFIED BANKS—0.9%
Powszechna Kasa Oszczednosci Bank Polski SA(L2)	16,420	186,662

TOTAL POLAND (Cost $547,157)		465,917

QATAR—0.5%
DIVERSIFIED BANKS—0.5%
Qatar National Bank SAQ(L2)	2,082	102,965
(Cost $108,951)

RUSSIA—1.5%
FOOD RETAIL—0.6%
Magnit OJSC(L2),(a)	2,250	131,937

INTERNET SOFTWARE & SERVICES—0.9%
Yandex NV*	6,800	205,904

TOTAL RUSSIA (Cost $324,125)		337,841

SOUTH AFRICA—4.4%
CABLE & SATELLITE—1.3%
Naspers Ltd.(L2)	2,365	290,865

DIVERSIFIED METALS & MINING—0.7%
African Rainbow Minerals Ltd.(L2)	7,797	144,627

LIFE & HEALTH INSURANCE—0.5%
MMI Holdings Ltd.(L2)	49,711	120,108

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
FirstRand Ltd.(L2)	54,980	221,061

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOUTH AFRICA—(CONT.)
PHARMACEUTICALS—0.9%
Aspen Pharmacare Holdings Ltd.(L2)	7,408	$200,230

TOTAL SOUTH AFRICA (Cost $846,633)		976,891

SOUTH KOREA—14.7%
CJ CheilJedang Corp.*(L2)	439	141,261
		740,301
AUTOMOBILE MANUFACTURERS—1.3%
Hyundai Motor Co.(L2)	1,241	293,738

BUILDING PRODUCTS—1.5%
LG Hausys Ltd.(L2)	1,192	218,213
KCC Corp.(L2)	201	118,305
		336,519
COMMODITY CHEMICALS—0.8%
LG Chem Ltd.(L2)	658	184,109

DEPARTMENT STORES—0.9%
Shinsegae Co., Ltd.	886	202,108

DIVERSIFIED BANKS—1.9%
Hana Financial Group, Inc.(L2)	5,588	225,012
KB Financial Group, Inc.*(L2)	4,883	190,724
		415,736
DIVERSIFIED METALS & MINING—0.7%
POSCO(L2)	486	157,905

ELECTRONIC COMPONENTS—1.3%
LG Display Co., Ltd.*(L2)	5,116	167,922
Sapphire Technology Co., Ltd.*(L2)	3,844	116,164
		284,086
FOOD BEVERAGE & TOBACCO—0.7%
CJ CheilJedang Corp.(L2)	439	141,261

INTERNET SOFTWARE & SERVICES—0.6%
NAVER Corp.(L2)	173	123,512

LIFE & HEALTH INSURANCE—0.8%
Samsung Life Insurance Co., Ltd.(L2)	1,672	170,170

MOVIES & ENTERTAINMENT—0.7%
CJ CGV Co., Ltd.(L2)	3,640	161,827

SEMICONDUCTORS—2.9%
Samsung Electronics Co., Ltd.(L2)	485	627,602

SPORTING GOODS—0.6%
Samchuly Bicycle Co., Ltd.(L2)	7,568	132,106

TOTAL SOUTH KOREA (Cost $3,110,745)		3,230,678

SWITZERLAND—0.5%
LEISURE PRODUCTS—0.5%
Cie Financiere Richemont SA(L2)	11,602	110,174
(Cost $74,766)

TAIWAN—10.5%
COMPUTER HARDWARE—0.5%
Compal Electronics, Inc.(L2)	118,000	108,353

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
TPK Holding Co., Ltd.(L2)	17,000	106,454

ELECTRONIC EQUIPMENT MANUFACTURERS—1.1%
Chroma ATE, Inc.(L2)	88,000	232,664

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TAIWAN—(CONT.)
ELECTRONIC MANUFACTURING SERVICES—0.8%
Hon Hai Precision Industry Co., Ltd.(L2)	49,000	$167,503

INDUSTRIAL MACHINERY—1.1%
Hiwin Technologies Corp.(L2)	22,000	235,868

OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
Fubon Financial Holding Co., Ltd.(L2)	125,000	195,754
Yuanta Financial Holding Co., Ltd.(L2)	325,000	180,054
		375,808
PERSONAL PRODUCTS—1.0%
Ginko International Co., Ltd.(L2)	16,000	230,446

SEMICONDUCTOR EQUIPMENT—1.0%
Hermes Microvision, Inc.(L2)	6,000	232,122

SEMICONDUCTORS—1.8%
ASPEED Technology, Inc.(L2)	16,000	124,857
Epistar Corp.(L2)	126,815	275,436
		400,293
TEXTILES—1.0%
Eclat Textile Co., Ltd.(L2)	19,000	210,215

TOTAL TAIWAN (Cost $2,243,189)		2,299,726

THAILAND—1.6%
AGRICULTURAL PRODUCTS—0.6%
Charoen Pokphand Foods PCL(L2)	174,600	144,059

GENERAL MERCHANDISE STORES—1.0%
Robinson Department Store PCL(L2)	119,900	218,391

TOTAL THAILAND (Cost $369,014)		362,450

TURKEY—1.5%
DIVERSIFIED METALS & MINING—0.7%
Eregli Demir ve Celik Fabrikalari TAS*(L2)	69,200	145,910

INDUSTRIAL MACHINERY—0.8%
Turk Traktor ve Ziraat Makineleri AS*(L2)	5,005	175,829

TOTAL TURKEY (Cost $257,375)		321,739

UNITED ARAB EMIRATES—0.6%
DIVERSIFIED BANKS—0.6%
Abu Dhabi Commercial Bank PJSC(L2)	56,973	138,980
(Cost $118,244)

UNITED KINGDOM—0.7%
BREWERS—0.7%
SABMiller PLC.(L2)	2,729	148,603
(Cost $131,063)

VIRGIN ISLANDS (BRITISH)—1.2%
IT CONSULTING & OTHER SERVICES—1.2%
Luxoft Holding, Inc.*	8,000	254,320
(Cost $252,449)

TOTAL COMMON STOCKS (Cost $19,071,913)		20,731,619

	SHARES	VALUE
PREFERRED STOCKS—1.2%
BRAZIL—1.2%
INTEGRATED OIL & GAS—1.2%
Petroleo Brasileiro SA	32,200	$270,892
(Cost $268,757)

Total Investments
(Cost $19,340,670)(b)	95.6%	21,002,511
Other Assets in Excess of Liabilities	4.4%	966,942
NET ASSETS	100.0%	$21,969,453

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Global Depositary Receipts.
(b)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,355,089, amounted to $1,647,422 which consisted of aggregate gross unrealized appreciation of $2,339,960 and aggregate gross unrealized depreciation of $692,538.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.  The Trust qualifies as an investment company as defined in Accounting Standards Codification 946 Financial Services — Investment Companies. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

Alger Emerging Markets Fund started offering Class Z shares on February 28, 2014.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include unobservable market information which can include cash

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2014 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$774,998,568	$769,812,517	$5,079,076	$106,975
Consumer Staples	186,771,069	186,771,069	—	—
Energy	312,721,127	312,721,127	—	—
Financials	247,259,944	247,259,944	—	—
Health Care	772,448,242	772,448,242	—	—
Industrials	437,297,196	437,297,196	—	—
Information Technology	1,356,619,695	1,356,619,695	—	—
Materials	176,442,372	176,442,372	—	—
Telecommunication Services	80,877,531	62,652,418	18,225,113	—
Utilities	3,508,575	3,508,575	—	—
TOTAL COMMON STOCKS	$4,348,944,319	$4,325,533,155	$23,304,189	$106,975

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$89,680,679	$89,680,679	—	—
PREFERRED STOCKS
Consumer Discretionary	3,181,840	—	—	3,181,840
Health Care	5,541,897	—	—	5,541,897
TOTAL PREFERRED STOCKS	$8,723,737	—	—	$8,723,737
REAL ESTATE INVESTMENT TRUST
Financials	8,596,922	8,596,922	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,455,945,657	$4,423,810,756	$23,304,189	$8,830,712
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	60,052,751	60,052,751	—	—
Consumer Staples	7,951,130	7,951,130	—	—
Energy	37,166,592	37,166,592	—	—
Financials	63,557,312	63,557,312	—	—
Health Care	27,570,864	26,469,605	1,101,259	—
Industrials	42,589,044	42,589,044	—	—
Information Technology	82,360,143	82,360,143	—	—
Market Indices	48,704,260	48,704,260	—	—
Materials	7,356,261	7,356,261	—	—
TOTAL COMMON STOCKS	$377,308,357	$376,207,098	$1,101,259	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	18,032,322	18,030,151	—	2,171
Consumer Staples	4,627,504	4,627,504	—	—
Energy	258,020	258,020	—	—
Financials	1,406,651	1,406,651	—	—
Health Care	3,876,532	3,876,532	—	—
Industrials	17,086,913	17,086,913	—	—
Information Technology	21,969,283	21,969,283	—	—
Materials	3,267,816	3,267,816	—	—
Utilities	2,524,211	2,524,211	—	—
TOTAL COMMON STOCKS	$73,049,252	$73,047,081	—	$2,171
PREFERRED STOCKS
Consumer Discretionary	60,620	—	—	60,620
TOTAL INVESTMENTS IN SECURITIES	$73,109,872	$73,047,081	—	$62,791

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	2,274,847	2,274,847	—	—
Consumer Staples	408,484	408,484	—	—
Energy	668,692	668,692	—	—
Financials	403,567	403,567	—	—
Health Care	1,649,778	1,649,778	—	—
Industrials	916,141	916,141	—	—
Information Technology	1,575,215	1,575,215	—	—
Materials	486,232	486,232	—	—
Telecommunication Services	121,825	121,825	—	—
TOTAL COMMON STOCKS	$8,504,781	$8,504,781	—	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$96,368	$96,368	—	—
TOTAL INVESTMENTS IN SECURITIES	$8,601,149	$8,601,149	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	9,497,750	9,497,750	—	—
Consumer Staples	2,279,903	2,279,903	—	—
Energy	4,925,529	4,925,529	—	—
Financials	3,257,178	3,257,178	—	—
Health Care	10,319,675	10,319,675	—	—
Industrials	3,927,976	3,927,976	—	—
Information Technology	15,762,293	15,423,151	339,142	—
Materials	1,092,225	1,092,225	—	—
Telecommunication Services	1,309,155	1,309,155	—	—
Utilities	45,049	45,049	—	—
TOTAL COMMON STOCKS	$52,416,733	$52,077,591	$339,142	—
MASTER LIMITED PARTNERSHIP
Energy	724,333	724,333	—	—
Financials	1,768,481	1,768,481	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$2,492,814	$2,492,814	—	—
PREFERRED STOCKS
Health Care	96,004	—	—	96,004
PURCHASED OPTIONS
Exchange Traded Funds	5,040	5,040	—	—
RIGHTS
Health Care	25,933	—	—	25,933
TOTAL INVESTMENTS IN SECURITIES	$55,036,524	$54,575,445	$339,142	$121,937
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	3,042,719	3,042,719	—	—
Consumer Staples	336,243	336,243	—	—
Energy	1,640,832	1,640,832	—	—
Financials	3,062,339	3,062,339	—	—
Health Care	2,169,881	2,079,601	90,280	—
Industrials	1,112,167	1,112,167	—	—
Information Technology	4,881,021	4,881,021	—	—
Market Indices	977,938	977,938	—	—
Materials	566,616	566,616	—	—
TOTAL COMMON STOCKS	$17,789,756	$17,699,476	$90,280	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
	$1,672,791	$187,938	$1,484,853	—
Consumer Discretionary	3,074,183	754,759	2,319,424	—
Consumer Staples	1,183,899	194,878	989,021	—
Energy	1,156,834	359,151	797,683	—
Financials	4,567,870	1,719,721	2,848,149	—
Health Care	613,814	—	613,814	—
Industrials	2,331,539	705,389	1,626,150	—
Information Technology	4,260,942	925,185	3,335,757	—
Materials	1,055,318	626,024	429,294	—
Telecommunication Services	460,016	—	460,016	—
Utilities	354,413	157,254	197,159	—
TOTAL COMMON STOCKS	$20,731,619	$5,630,299	$15,101,320	—
PREFERRED STOCKS
Energy	270,892	270,892	—	—
TOTAL INVESTMENTS IN SECURITIES	$21,002,511	$5,901,191	$15,101,320	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	55,270
Purchases, issuances, sales, and settlements
Purchases	51,705
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	106,975
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$55,270

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(306,995)
Purchases, issuances, sales, and settlements
Purchases	9,030,732
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	8,723,737
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$(306,995)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Green Fund	Common Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	1,121
Purchases, issuances, sales, and settlements
Purchases	1,050
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	2,171
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$1,121

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Green Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(6,234)
Purchases, issuances, sales, and settlements
Purchases	66,854
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	60,620
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$(6,234)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	96,004
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	96,004
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2013	$25,932
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	25,933
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$25,933

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2014. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Financial Asset	Fair Value as of July 31, 2014	Valuation Technique	Unobservable Input	Range
Alger Spectra Fund
Common Stocks	$106,975	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$3,181,840	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$5,541,897	Income Approach	Discount Rate	10.0%
Alger Green Fund
Common Stocks	$2,171	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$60,620	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Alger Dynamic Opportunities Fund
Preferred Stocks	$96,004	Income Approach	Discount Rate	10.0%
Rights	$25,933	Income Approach	Probability of Success	0% - 44%

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

 On July 31, 2014 the Alger Emerging Markets Fund transferred $184,157 from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$74,455,894	$74,455,894	—	—
Alger Green Fund	2,683,491	2,683,491	—	—
Alger Analyst Fund	125,257	125,257	—	—
Alger Dynamic Opportunities Fund	19,677,854	19,677,854	—	—
Total	$96,942,496	$96,942,496	—	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the three months ended July 31, 2014, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

The fair values of derivative instruments as of July 31, 2014, are as follows:

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Dynamic Opportunities Fund

	ASSET DERIVATIVES 2014		LIABILITY DERIVATIVES 2014
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$5,040
Purchased Call Options	Investments in Securities, at value	—
Written Put Options	—	—	Written options outstanding, at value	$—
Written Call Options	—	—	Written options outstanding, at value	—
Total		$5,040		$—

For the three months ended July 31, 2014, the Alger Dynamic Opportunities Fund had option purchases of $218,786 and option sales of $410,829. The effect of derivative instruments on the statement of operations for the three months ended July 31, 2014 is as follows:

NET REALIZED GAIN ON INVESTMENTS AND OPTIONS

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$222,353
Total	$222,353

Net change in Unrealized appreciations (depreciation) on investments, options

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(25,270)
Total	$(25,270)

NOTE 5 — Affiliated Securities:

The securities listed below are deemed to be affiliate of the Trust because the Fund or its affiliate owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2014. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Security	Shares at October 31, 2013	Purchases	Sales	Shares at July 31, 2014	Dividend Income	Realized Gain (Loss)	Value at July 31, 2014
Alger Spectra Fund
Common Stocks
Choicestream, Inc.*	—	178,292	—	178,292	—	—	$106,975
Preferred Stocks
Choicestream, Inc.*	—	5,303,067	—	5,303,067	—	—	3,181,840

Alger Green Fund
Common Stocks
Choicestream, Inc.*	—	3,619	—	3,619	—	—	$2,171
Preferred Stocks
Choicestream, Inc.*	—	101,034	—	101,034	—	—	60,620

*	Non-income producing security.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Hal Liebes

Hal Liebes

President

Date: September 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: September 17, 2014

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 17, 2014